Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Sep. 29, 2024
Common Class A [Member]
Common stock, par value	$ 0.0005	$ 0.0005	$ 0.0005
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	25,642,538	25,642,538
Common stock, shares outstanding	25,642,538	25,642,538
Common Class B [Member]
Common stock, par value	$ 0.0005	$ 0.0005	$ 0.0005
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,780,575	4,780,575
Common stock, shares outstanding	4,780,575	4,780,575